Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of key management personnel compensation
	2020	2019
	$	$
Salaries, benefits, bonuses and consulting fees	2,936,816	3,638,267
Share-based payments	7,045,994	9,385,984
Total	9,982,810	13,024,251